Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000246525 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 85208M102 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 001744101 | AMN Healthcare Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 205768302 | Comstock Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 165167735 | Expand Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 911163103 | United Natural Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246525 | 07831C103 | BellRing Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | 05722G100 | Baker Hughes Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000246525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000246525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000246525 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000216396 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000216396 | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000216396 | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000216396 | 31607A703Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000216396 | 78468R622Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000216396 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	76.10%
C000216396 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	23.90%